Leases (Details) - Schedule of Lease Expense - Lease Expense [Member] - USD ($)	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Finance lease cost:
Amortization of right-of-use assets	$ 3,298	$ 266,410
Interest on lease liabilities	844,424	1,046,991
Operating lease cost	540,908	50,391
Short term lease cost	181,337	208,507
Total lease cost	1,569,967	1,572,299
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash outflows for operating leases	(485,453)	(50,000)
Financing cash outflows for finance leases	(1,618,551)	(3,399,696)
Right-of-use assets obtained in exchange for lease obligations:
Operating leases	1,575,468	469,879
Operating Leases
Operating lease right-of-use assets	1,694,201	436,068
Current operating lease liabilities	466,669	137,307
Non current operating lease liabilities	1,284,755	302,564
Total operating lease liabilities	1,751,424	439,871
Finance Leases
Property and equipment, at cost	6,012,559	7,431,804
Accumulated depreciation	(4,179,272)	(5,192,955)
Accumulated impairment	(1,833,287)	(2,235,622)
Property and equipment, net		3,227
Other current liabilities	1,257,423	1,093,695
Other long-term liabilities	5,098,262	7,632,912
Total finance lease liabilities	$ 6,355,685	$ 8,726,607
Weighted Average Remaining Lease Term
Operating leases	63 years	33 years
Finance leases	41 years	49 years
Weighted Average Discount Rate
Operating leases	13.00%	13.00%
Finance leases	10.00%	10.00%